Collateralized Accounts Receivable and Recourse and Non-Recourse Debt - Summary of Recourse and Non-Recourse Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Recourse debt	$ 347.0	$ 352.8
Non recourse debt	17.1	21.1
Adjustments for decrease increase in non recourse and recourse debt	364.1	373.9
Current portion	17.6	22.9
Non-current portion	$ 346.5	$ 351.0